VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—94.6%
Colorado—7.1%
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	$100	$106
E-470 Public Highway Authority, Toll Highway Revenue, Series A 5.000%, 9/1/36	1,000	1,075
		1,181

Florida—7.5%
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	345	363
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	350	400
Pasco County, H. Lee Moffitt Cancer Center Project Revenue (AG Insured) 5.750%, 9/1/54	250	267
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	215	225
		1,255

Illinois—0.6%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	100	108
Kentucky—1.2%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	200	208
Louisiana—3.6%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	175	197
Series E 5.000%, 9/1/31	350	398
		595

Massachusetts—1.7%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series B 5.000%, 7/1/38	250	282
Nevada—1.5%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	240	248
New Jersey—5.4%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	315	358
	Par Value	Value

New Jersey—continued
Series AA 5.250%, 6/15/41	$500	$546
		904

New York—15.5%
City of New York, General Obligation,
Series B-1 5.250%, 10/1/47	500	525
Series D-1 5.500%, 5/1/44	1,000	1,074
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	210	220
New York City Transitional Finance Authority, Income Tax Revenue, Series G-1 5.000%, 5/1/42	300	322
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/30	405	444
		2,585

North Carolina—1.6%
County of Wake Revenue, Series A 5.000%, 5/1/44	250	267
Oklahoma—1.3%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	200	214
Pennsylvania—16.2%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	750	854
City of Pittsburgh, General Obligation 5.000%, 9/1/41	375	401
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/40	1,000	1,075
Series B 5.250%, 12/1/52	350	365
		2,695

South Carolina—3.4%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/43	545	569
Texas—18.5%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	130	125
Katy Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/39	500	504
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	250	280
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Texas—continued
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	$530	$618
Port Authority of Houston of Harris County Texas, General Obligation, Series A (AMT) 5.000%, 10/1/36	500	515
Texas Water Development Board, Water Revenue 4.650%, 10/15/40	1,000	1,049
		3,091

Utah—2.3%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	355	390
Washington—7.2%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	215	223
State of Washington, General Obligation, Series C
5.000%, 8/1/37	350	393
5.000%, 8/1/40	530	578
		1,194

Total Municipal Bonds (Identified Cost $15,694)		15,786

Total Long-Term Investments—94.6% (Identified Cost $15,694)		15,786

TOTAL INVESTMENTS—94.6% (Identified Cost $15,694)		$15,786
Other assets and liabilities, net—5.4%		898
NET ASSETS—100.0%		$16,684

Abbreviations:
AG	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program
ST INTERCEPT	State Intercept

Footnote Legend:
(1)	At September 30, 2025, 11.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$15,786	$15,786
Total Investments	$15,786	$15,786
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix High Grade Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.